Schedule of Maturities of Lease Liabilities (Details) - Dec. 31, 2023	USD ($)	SGD ($)
Leases
2024	$ 13,764	$ 18,600
2025	9,108	12,308
Total lease payments	22,872	30,908
Less: imputed interest	(2,300)	(3,108)
Total	$ 20,572	$ 27,800